CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 12,487	$ 9,906
Short-term investments	443	386
Accounts receivable, less allowances of $202 and $307, respectively	7,621	7,247
Inventories	6,162	5,884
Assets held for sale	2,492	1,365
Other current assets	1,182	1,259
Current assets of discontinued operations	0	1,861
Total current assets	30,387	27,908
Investments and long-term receivables	1,404	1,230
Property, plant and equipment—net	4,629	4,457
Goodwill	21,079	21,019
Other intangible assets—net	6,736	6,621
Deferred income taxes	199	235
Other assets	9,247	10,556
Assets of discontinued operations	0	3,170
Total assets	73,681	75,196
Current liabilities
Accounts payable	6,315	6,109
Commercial paper and other short-term borrowings	5,893	4,273
Current maturities of long-term debt	1,546	1,325
Accrued liabilities	8,462	8,055
Total current liabilities	23,414	21,256
Long-term debt	27,141	25,440
Deferred income taxes	1,577	1,581
Postretirement benefit obligations other than pensions	111	112
Asbestos-related liabilities	0	1,325
Other liabilities	6,408	5,581
Liabilities of discontinued operations	0	740
Redeemable noncontrolling interest	0	7
SHAREOWNERS’ EQUITY
Capital—common stock issued	958	958
Capital - additional paid in capital	10,157	9,695
Common stock held in treasury, at cost	(43,029)	(39,378)
Accumulated other comprehensive loss	(5,146)	(3,491)
Retained earnings	50,964	50,835
Total Honeywell shareowners’ equity	13,904	18,619
Noncontrolling interest	1,126	535
Total shareowners’ equity	15,030	19,154
Total liabilities, redeemable noncontrolling interest and shareowners’ equity	73,681	75,196
Discontinued Operations
Current liabilities
Current liabilities of discontinued operations/Liabilities held for sale	0	1,086
Disposal Group, Held-for-Sale, Not Discontinued Operations
Current liabilities
Current liabilities of discontinued operations/Liabilities held for sale	$ 1,198	$ 408